INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 52	$ 46
Deferred income tax liabilities	(1,452)	(1,470)
Deferred tax assets	43	41
Deferred tax liabilities	(1,443)	(1,465)
Net deferred tax liabilities	(1,400)	(1,424)	$ (1,286)
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	18	15
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	34	31
Net deferred tax liabilities	34	31	$ 31
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(643)	(505)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (809)	$ (965)